GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of principal subsidiaries and the consolidated VIE

		Place of	Percentage of
	Date of Incorporation/	Incorporation/	Direct or Indirect
Subsidiaries	Establishment/	Establishment	Economic Interest	Principal Activities
Futu Securities International (Hong Kong) Limited (“Futu Securities”)	April 17, 2012	Hong Kong	100%	Financial services
Moomoo Financial Inc	December 17, 2015	Delaware, USA	100%	Financial services
Futu Clearing Inc.	August 13, 2018	Delaware, USA	100%	Financial services
Moomoo Financial Singapore Pte. Ltd	December 17, 2019	Singapore	100%	Financial services
Futu Securities (Australia) Ltd.	February 15, 2001	New South Wales, AUS	100%	Financial services
Moomoo Securities Japan Co., Ltd.	April 5, 1920	Tokyo, Japan	100%	Financial services
Moomoo Financial Canada Inc. (1) (previous name: OTT Financial Canada Inc.)	August 7, 2015	Ontario, Canada	85%	Financial services
Futu Lending Limited	April 18, 2017	Hong Kong	100%	Financial services
Futu Securities (Hong Kong) Limited	May 2, 2014	Hong Kong	100%	Investment holding
Futu Network Technology Limited	May 17, 2015	Hong Kong	100%	Research and development and technology services
Futu Network Technology (Shenzhen) Co., Ltd.	October 14, 2015	Shenzhen, PRC	100%	Research and development and technology services
Shen Si Network Technology (Beijing) Co., Ltd. (“Shen Si”)	September 15, 2014	Beijing, PRC	100%	No substantial business

VIE
Shenzhen Futu Network Technology Co., Ltd.(2) (“Shenzhen Futu”)	December 18, 2007	Shenzhen, PRC	100%	Research and development and technology services

Note:

(1)	This subsidiary changed company names in June 2023.
(2)	Mr. Leaf Hua Li and Ms. Lei Li are beneficiary owners of the Company and held 85% and 15% equity interest in Shenzhen Futu, respectively. Mr. Leaf Hua Li is the founder, chairman and chief executive officer of the Company, and Ms. Lei Li is Mr. Leaf Hua Li’s spouse.